Investment Properties	12 Months Ended
Dec. 31, 2019
Disclosure Of Investment Property [Abstract]
Investment Properties
17.	INVESTMENT PROPERTIES

17(a)Net book value of investment properties

	Land not being used for operation	Office buildings for rent	Total
	US$’000	US$’000	US$’000
As of December 31, 2019
Cost	467	716	1,183
Less: Accumulated depreciation	—	(453)	(453)
Net book value	467	263	730

	Land not being used for operation	Office buildings for rent	Total
	US$’000	US$’000	US$’000
As of December 31, 2018
Cost	430	695	1,125
Less: Accumulated depreciation	—	(405)	(405)
Net book value	430	290	720

17.	INVESTMENT PROPERTIES (continued)

17(a)Net book value of investment properties (continued)

A reconciliation of the net book value of investment properties was as follow:

	2019	2018
	US$’000	US$’000
Net book value at January 1	720	763
Depreciation (included in administrative expenses)	(33)	(35)
Exchange difference	43	(8)
Net book value at December 31	730	720

17(b)The amount recognized in profit arising from the investment properties

	2019	2018	2017
	US$’000	US$’000	US$’000
Rental income derived from investment properties	78	84	68
Direct operating expenses (including repairs and maintenance) generating rental income	(1)	(1)	(1)
Direct operating expenses (including repairs and maintenance) that did not generate rental income	—	—	(1)
Net profit arising from investment properties carried at cost	77	83	66

Undiscounted lease payments receivable to be received during the lease terms are immaterial.

17(c)Measuring investment properties at fair value

The fair value of the investment properties are stated below:

	As of December 31,
	2019	2018
	US$’000	US$’000
Land not being used for operation	11,566	10,656
Office buildings for rent	1,460	1,397

The fair value of aforementioned investment properties have been determined based on the valuation and is considered a level 3 measurement. The valuation has been made on the assumption to sell the property interests in the open market in the neighborhood without the benefit of any deferred term contract, leaseback, joint venture, management agreement or any similar arrangement, which would serve to increase the value of the property interests. The valuation adopted market comparison approach to estimate the fair market value of the properties. Under the market comparison approach, the appraisal is based on recent sales and listings of comparable property. Adjustments were made for differences between the subject property and those actual sales and listings regarded as comparable. The factors which used for considering the property valuation include the significant unobservable inputs, such as location, transportation, land uses, facilities, neighboring area, land characteristics, potential, regulations and liquidity.

17(d)Pledge

Information about the investment properties that were pledged to others as collaterals is provided in Note 27(e) (i).